Investment in joint ventures accounted for under the equity method: (Details 4) - MXN ($) $ in Thousands	5 Months Ended	12 Months Ended
	May 26, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net income		$ 6,750,165	$ 3,629,262	$ 2,913,735
Aerostar Airport Holdings, LLC [member]
Net income	$ 224,690		$ 288,497	$ 101,846
Equity percentage in joint venture	50.00%		50.00%
Equity method earnings	$ 112,345		$ 144,248